UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-22572

                      Multi-Strategy Growth & Income Fund

(Exact name of registrant as specified in charter)

       80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Address of principal executive offices)

(Zip code)

James Ash

 Gemini Fund Services, LLC, 80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

2/28

Date of reporting period:  5/31/14

Item 1.  Schedule of Investments.

Multi-Strategy Growth & Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
May 31, 2014
Shares	Security	Value

	COMMON STOCK - 13.69%
	AGRICULTURE - 0.40%
10,000	Reynolds American, Inc. ^	$ 596,300

	BANKS - 0.65%
10,000	Bank of Hawaii Corp. ^	557,600
6,000	Bank of Montreal	421,800
		979,400
	CHEMICALS - 0.48%
20,000	Potash Corp of Saskatchewan, Inc. ^	726,400

	ELECTRIC - 0.38%
100	Entergy Corp. ^	7,542
16,000	PPL Corp. ^	561,440
		568,982
	FOOD - 0.49%
12,500	Kraft Foods Group, Inc. ^	743,250

	GAS - 0.35%
10,000	AGL Resources, Inc. ^	533,800

	INVESTMENT COMPANIES - 0.25%
22,620	Ares Capital Corp.	389,969

	OIL & GAS - 0.76%
27,500	Crestwood Equity Partners LP ^	386,375
4,000	CVR Refining LP	107,080
10,000	Diamond Offshore Drilling, Inc. ^	510,600
3,000	Summit Midstream Partners LP	135,030
		1,139,085
	PHARMACEUTICALS - 1.36%
14,000	Eli Lilly & Co. ^	838,040
14,000	GlaxoSmithKline PLC - ADR ^	755,160
8,000	Merck & Co., Inc. ^	462,880
		2,056,080
	PIPELINES - 5.42%
2,500	Boardwalk Pipeline Partners LP ^	43,725
8,500	Buckeye Partners LP ^	666,910
40,000	Crestwood Midstream Partners LP ^	872,000
20,500	El Paso Pipeline Partners LP ^	701,920
26,000	Enbridge Energy Partners LP	806,000
13,000	Energy Transfer Partners LP ^	732,160
7,000	Holly Energy Partners, LP	247,380
10,000	Kinder Morgan Energy Partners LP ^	760,500
37,500	Niska Gas Storage Partners LLC ^	534,375
2,300	NuStar GP Holdings LLC ^	80,500
6,000	Plains All Amer. Pipeline LP	338,820
5,000	Spectra Energy Partners LP	262,250
15,000	TC Pipelines LP	780,000
10,000	TransMontaigne Partners LP ^	496,300
16,000	Williams Partners LP	849,760
		8,172,600
	SEMICONDUCTORS - 0.40%
22,000	Intel Corp. ^	601,040

	SOFTWARE - 0.29%
15,000	CA, Inc. ^	430,350

Multi-Strategy Growth & Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
May 31, 2014
Shares	Security		Value

	TELECOMMUNICATIONS - 0.80%
20,000	AT&T, Inc. ^		$ 709,400
20,000	Cisco Systems, Inc. ^		492,400
			1,201,800
	TRANSPORTATION - 1.66%
23,000	Golar LNG Partners LP		757,850
14,000	Martin Midstream Partners LP ^		568,960
15,500	Teekay LNG Partners LP		686,650
13,600	Teekay Offshore Partners LP ^		485,112
			2,498,572

	TOTAL COMMON STOCK		20,637,628
	(Cost - $19,308,647)

	REAL ESTATE INVESTMENT TRUSTS - 49.27%
	LISTED REAL ESTATE INVESTMENT TRUSTS - 10.02%
507,400	American Realty Capital Healthcare Trust, Inc.		5,048,620
195,254	American Realty Capital Properties, Inc.		2,423,104
5,500	Entertainment Properties Trust		296,560
16,000	Hospitality Properties Trust		464,160
593,513	New York REIT, Inc.		6,421,811
19,000	Senior Housing Properties Trust		455,620
	TOTAL LISTED REAL ESTATE INVESTMENT TRUSTS		15,109,875

	NON-LISTED REAL ESTATE INVESTMENT TRUSTS - 39.25%
172,973	American Realty Capital Healthcare Trust II, Inc. #		4,000,865
707,027	American Realty Capital Retail Centers of America, Inc. #		6,540,000
432,432	American Realty Capital Trust Global, Inc. #		4,000,000
188,108	American Realty Capital Trust V, Inc. #		4,593,017
228,122	Carey Watermark Investors, Inc. #		2,110,130
467,829	Cottonwood Residential, Inc. #		5,698,153
738,378	CV Mission Critical REIT, Inc. #		6,830,000
198,378	Hines Global REIT, Inc #		2,008,075
764,346	NorthStar Real Estate Income Trust, Inc. #		8,700,290
593,514	Phillips Edison ARC Shopping Center REIT, Inc. #		6,006,321
388,931	Steadfast Income REIT, Inc. #		4,219,404
218,219	United Development Funding IV #		4,473,488
	TOTAL NON-LISTED REAL ESTATE INVESTMENT TRUSTS		59,179,743

	TOTAL REAL ESTATE INVESTMENT TRUSTS		74,289,618
	(Cost - $66,293,117)

	NON-LISTED BUSINESS DEVELOPMENT COMPANIES - 23.46%
1,215,151	Business Development Corporation of America #		12,588,968
362,319	Cion Investment Corp. #		3,500,000
1,125,880	Corporate Capital Trust, Inc. #		11,768,820
661,841	Sierra Income Corp. #		6,274,918
	TOTAL BUSINESS DEVELOPMENT COMPANIES		34,132,706
	(Cost - $33,651,150)

	PRIVATE INVESTMENT FUNDS - 2.32%
2	Aim Infrastructure MLP Fund II LP #		1,253,559
3,240	Clarion Lion Properties Fund #		3,500,000
	TOAL PRIVATE INVESTMENT FUNDS		4,753,559
	(Cost - $5,000,000)
		Interest Rate (%)
	PREFERRED STOCK - 9.99%
	BANKS - 2.32%
17,000	Cullen/Frost Bankers, Inc.	5.3750	400,520
28,000	Deutsche Bank Contingent Capital Trust V	8.0500	800,800
25,000	First Republic Bank, Series A	6.7000	654,500
31,000	JP Morgan Chase Capital XXIX	6.7000	809,100
32,500	SVB Capital II	7.0000	837,200
			3,502,120

Multi-Strategy Growth & Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
May 31, 2014
Shares	Security	Interest Rate (%)	Value

	CLOSED-END FUNDS - 0.34%
20,000	General American Investors Co., Inc., Series B	5.9500	$ 515,000

	DIVERSIFIED FINANCIAL SERVICES - 1.13%
34,000	Morgan Stanley Capital Trust VI	6.6000	863,260
17,784	SLM Corp. , Series A	6.9700	837,982
			1,701,242
	ELECTRIC - 0.73%
7,335	Duquesne Light Co.	6.5000	386,775
30,000	SCE Trust I	5.6250	719,100
			1,105,875
	INSURANCE - 0.89%
21,500	Aegon NV	7.2500	537,285
29,500	Partnerre, Ltd., Series E	7.2500	805,055
			1,342,340
	REITS - 4.58%
98,073	American Realty Capital Properties, Inc., Series F	6.7000	2,348,844
33,000	CommonWealth REIT, Series E	7.2500	848,760
30,231	Digital Realty Trust, Inc., Series E	7.0000	775,123
28,500	Health Care REIT, Inc., Series J	6.5000	738,720
25,000	Public Storage, Series O	6.8750	661,750
31,000	Realty Income Corp., Series E	6.7500	790,190
29,000	Vornado Realty Trust, Series I	6.6250	739,790
			6,903,177

	TOTAL PREFERRED STOCK		15,069,754
	(Cost - $14,828,386)

	SHORT-TERM INVESTMENTS - 1.31%
	MONEY MARKET FUND - 1.31%
1,971,817	AIM STIT-Government & Agency Portfolio, 0.02% +		1,971,817
	TOTAL SHORT-TERM INVESTMENTS
	(Cost - $1,971,817)

	TOTAL INVESTMENTS - 100.04%
	(Cost - $141,043,117) (a)		$ 150,855,082
	CALL OPTIONS WRITTEN - (0.41) %		(613,510)
	OTHER ASSETS LESS LIABILITIES - 0.37%		547,352
	NET ASSETS - 100.00%		$ 150,788,924

# Fair Value estimated using Fair Valuation Procedures adopted by the Board of Trustees. Total value of such securities is $98,066,008 or 65.04% of net assets.
+ Money market fund; interest rate reflects the seven-day effective yield on May 31, 2014.
^ Each stock position is subject to written call options.
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes, including call options written is $140,725,169 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:		$ 11,053,321
	Unrealized depreciation:		(923,408)
	Net unrealized appreciation:		$ 10,129,913

Multi-Strategy Growth & Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
May 31, 2014
Contracts (1)	Security	Value

	CALL OPTIONS WRITTEN - (0.41) %
100	AGL Resources, Inc.	$ 6,500
	Expiration October 2014, Exercise Price $55.00
200	AT&T, Inc.	25,000
	Expiration October 2014, Exercise Price $35.00
100	Bank of Hawaii Corp.	6,500
	Expiration October 2014, Exercise Price $60.00
25	Boardwalk Pipeline Partners LP	12,000
	Expiration June 2014, Exercise Price $12.50
85	Buckeye Partners LP	37,400
	Expiration August 2014, Exercise Price $75.00
150	CA, Inc.	1,500
	Expiration January 2015, Exercise Price $35.00
200	Cisco Systems, Inc.	57,000
	Expiration October 2014, Exercise Price $22.00
275	Crestwood Equity Partners LP	11,000
	Expiration October 2014, Exercise Price $15.00
400	Crestwood Midstream Partners LP	26,000
	Expiration October 2014, Exercise Price $22.5
100	Diamond Offshore Drilling, Inc.	26,100
	Expiration September 2014, Exercise Price $51.00
120	El Paso Pipeline Partners, LP	1,500
	Expiration June 2014, Exercise Price $42.50
140	Eli Lilly & Company	48,300
	Expiration January 2015, Exercise Price $60.00
130	Energy Transfer Partners LP	16,250
	Expiration January 2015, Exercise Price $57.50
1	Entergy Corporation	750
	Expiration September 2015, Exercise Price $67.50
140	Glaxosmithkline PLC	4,200
	Expiration August 2014, Exercise Price $57.50
220	Intel Corporation	27,940
	Expiration October 2014, Exercise Price $27.00
100	Kinder Morgan Energy Partners LP	7,700
	Expiration December 2014, Exercise Price $80.00
125	Kraft Foods Group, Inc.	31,250
	Expiration September 2014, Exercise Price $57.50
130	Martin Midstream Partners LP	650
	Expiration July 2014, Exercise Price $45.00
80	Merck & Co, Inc.	52,000
	Expiration January 2015, Exercise Price $52.50
200	Niska Gas Storage Partners LLC	9,200
	Expiration October 2014, Exercise Price $15.00
23	NuStar GP Holdings LLC	9,890
	Expiration June 2014, Exercise Price $30.00
200	Potash Corp of Saskatchewan, Inc.	22,400
	Expiration September 2014, Exercise Price $37.00
160	PPL Corp.	17,600
	Expiration January 2015, Exercise Price $35.00
100	Reynolds American, Inc.	93,000
	Expiration August 2014, Exercise Price $50.00
136	Teekay Offshore Partners LP	44,880
	Expiration August 2014, Exercise Price $32.00
100	TransMontaigne Partners LP	17,000
	Expiration September 2014, Exercise Price $45.00
	TOTAL CALL OPTIONS WRITTEN	613,510
	(Proceeds - $473,124)

(1) Each option contract allows the holder of the option to purchase 100 shares of the underlying stock.

Multi-Strategy Growth & Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
May 31, 2014

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale, such securities shall be valued at the mean of the closing bid and asked prices on the day of valuation.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Advisor, those securities will be valued at “fair value” as determined in good faith by the Fair Valuation Committee using procedures adopted by and under the supervision of the Fund’s Board of Trustees (the “Board”). There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s Net Asset Value (“NAV”).

Fair valuation procedures may be used to value a substantial portion of the assets of the Fund. The Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Advisor determines that the quotation or price for a portfolio security provided by a broker-dealer or independent pricing service is inaccurate.

The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Fund invests in some securities which are not traded and the Board’s Valuation Committee has established a methodology for fair value of each type of security. Non-traded Real Estate Investment Trusts (“REITs”) that are in the public offering period (or start-up phase) are valued at cost according to management’s fair valuation methodology unless the REIT issues an updated valuation. The Fund generally purchases REITs at NAV or without a commission.  However, start-up REITs amortize a significant portion of their start-up costs and therefore potentially carry additional risks that may impact valuation should the REIT be unable to raise sufficient capital and execute their business plan.  As such, start-up REITs pose a greater risk than seasoned REITs because if they encounter going concern issues, they may see significant deviation in value from the fair value, cost basis approach as represented.  Management is not aware of any information which would cause a change in cost basis valuation methodology currently being utilized for non-traded REITs in their offering period. Non-traded REITs that are in their offering period are generally categorized as Level 3 in the fair value hierarchy. Once a REIT closes to new investors, the Fund values the security based on the movement of an appropriate market index or a similar security that is publicly traded until the REIT issues an updated market valuation. Non-traded REITs that have closed to new investors are generally categorized in Level 2 of the fair value hierarchy, due to the significance of the effect of the application of the movement of the market index on the overall fair valuation of the REIT. Other non-traded private investments are monitored for any independent audits of the security or impairments reported on the potential value of the security. The Valuation Committee meets frequently to discuss the valuation methodology and will adjust the value of a security if there is a public update to such valuation.

The non-traded Business Development Corporations provide weekly and monthly fair value pricing which is used as an indicator of the valuation for the fund. If the value fluctuates, the Advisor will provide an updated price. If a significant event occurs that causes a large change in price, the Fair Valuation Committee will call a meeting to evaluate the fair value. Non-traded Business Development Corporations are categorized as Level 2 in the fair value hierarchy.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Multi-Strategy Growth & Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
May 31, 2014

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of May 31, 2014 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 20,637,628	$ -	$ -	$ 20,637,628
Real Estate Investment Trusts	15,109,875	32,110,725	27,069,018	74,289,618
Non-Traded Business Development Corporations	-	30,632,706	3,500,000	34,132,706
Private Investment Funds	-	-	4,753,559	4,753,559
Preferred Stock	15,069,754	-	-	15,069,754
Short-Term Investment	1,971,817	-	-	1,971,817
Total	$ 52,789,074	$ 62,743,431	$ 35,322,577	$ 150,855,082

Liabilities	Level 1	Level 2	Level 3	Total
Written Options	$ 613,510	$ -	$ -	$ 613,510
Total	$ 613,510	$ -	$ -	$ 613,510

There were no transfers into or out of Level 1, Level 2 and Level 3 during the period.
It is the Fund’s policy to record transfers into or out of any Level at the end of the reporting period.

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

	Real Estate Investment Trusts	Private Investment Funds	Non-Traded Business Develpoment Companies
Beginning Balance	$ 21,455,874	$ 487,660	$ -
Total Realized Gain (loss)	-	-	-
Change in Appreciation (Depreciation)	113,144	(171,601)	-
Cost of Purchases	5,500,000	4,437,500	3,500,000
Proceeds from Sales and Return of Capital	-	-	-
Accrued Interest	-	-	-
Net transfers in/out of Level 3	-	-	-
Ending Balance	$ 27,069,018	$ 4,753,559	$ 3,500,000

Option Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk.  When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

Multi-Strategy Growth & Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
May 31, 2014

The Fund may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio.  If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.  With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Multi-Strategy Growth & Income Fund

By (Signature and Title)

*/s/ Raymond J. Lucia, Jr.

Raymond J. Lucia, Jr., President

Date

7/30/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Raymond J. Lucia, Jr.

Raymond J. Lucia, Jr., President

Date

7/30/14

By (Signature and Title)

*/s/Stephanie Pimentel

 Stephanie Pimentel Holly, Treasurer

Date

7/30/14